American Funds College Target Date Series®
American Funds College 2036 FundSM
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth funds 27%	Shares	Value (000)
The Growth Fund of America, Class R-6	999,883	$58,193
AMCAP Fund, Class R-6	1,013,516	36,152
EuroPacific Growth Fund, Class R-6	610,464	34,143
SMALLCAP World Fund, Inc., Class R-6	519,764	33,873
		162,361
Growth-and-income funds 47%
Fundamental Investors, Class R-6	1,529,810	91,666
Capital World Growth and Income Fund, Class R-6	1,316,996	67,220
The Investment Company of America, Class R-6	1,601,943	62,828
International Growth and Income Fund, Class R-6	1,927,448	62,314
		284,028
Equity-income and Balanced funds 8%
American Funds Global Balanced Fund, Class R-6	1,411,427	48,116
Fixed income funds 18%
U.S. Government Securities Fund, Class R-6	5,078,713	76,384
Capital World Bond Fund, Class R-6	1,355,401	28,775
		105,159
Total investment securities 100% (cost: $573,532,000)		599,664
Other assets less liabilities 0%		(203)
Net assets 100%		$599,461
American Funds College Target Date Series — American Funds College 2036 Fund — Page 1 of 12

unaudited
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at (000)
Growth funds 27%
The Growth Fund of America, Class R-6	649,418	350,465	—	999,883	$—	$7,810	$390	$58,193
AMCAP Fund, Class R-6	—	1,013,516	—	1,013,516	—	391	—	36,152
EuroPacific Growth Fund, Class R-6	405,646	204,818	—	610,464	—	2,049	308	34,143
SMALLCAP World Fund, Inc., Class R-6	—	519,764	—	519,764	—	626	—	33,873
								162,361
Growth-and-income funds 47%
Fundamental Investors, Class R-6	902,785	627,025	—	1,529,810	—	732	1,103	91,666
Capital World Growth and Income Fund, Class R-6	1,104,574	683,645	471,223	1,316,996	3,781	(228)	1,014	67,220
The Investment Company of America, Class R-6	1,294,182	924,201	616,440	1,601,943	3,009	(551)	1,216	62,828
International Growth and Income Fund, Class R-6	1,124,694	802,754	—	1,927,448	—	(1,100)	828	62,314
								284,028
Equity-income and Balanced funds 8%
American Funds Global Balanced Fund, Class R-6	705,964	705,463	—	1,411,427	—	1,981	445	48,116
Fixed income funds 18%
U.S. Government Securities Fund, Class R-6	2,859,484	2,933,336	714,107	5,078,713	1,078	3,607	768	76,384
Capital World Bond Fund, Class R-6	818,188	637,328	100,115	1,355,401	64	1,137	426	28,775
								105,159
Total 100%					$7,932	$16,454	$6,498	$599,664
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds College Target Date Series — American Funds College 2036 Fund — Page 2 of 12

American Funds College 2033 Fund®
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth funds 18%	Shares	Value (000)
The Growth Fund of America, Class R-6	2,787,720	$162,245
SMALLCAP World Fund, Inc., Class R-6	619,119	40,348
AMCAP Fund, Class R-6	1,127,848	40,230
EuroPacific Growth Fund, Class R-6	311,347	17,414
		260,237
Growth-and-income funds 43%
The Investment Company of America, Class R-6	4,931,420	193,410
International Growth and Income Fund, Class R-6	4,517,711	146,058
Capital World Growth and Income Fund, Class R-6	2,638,002	134,644
Washington Mutual Investors Fund, Class R-6	2,500,430	112,519
Fundamental Investors, Class R-6	846,202	50,704
		637,335
Equity-income and Balanced funds 9%
American Funds Global Balanced Fund, Class R-6	4,079,525	139,071
Fixed income funds 30%
U.S. Government Securities Fund, Class R-6	13,565,048	204,019
The Bond Fund of America, Class R-6	12,420,395	176,742
Capital World Bond Fund, Class R-6	3,041,690	64,575
		445,336
Total investment securities 100% (cost: $1,376,183,000)		1,481,979
Other assets less liabilities 0%		(441)
Net assets 100%		$1,481,538
American Funds College Target Date Series — American Funds College 2033 Fund — Page 3 of 12

unaudited
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth funds 18%
The Growth Fund of America, Class R-6	2,206,968	580,752	—	2,787,720	$—	$23,644	$1,198	$162,245
SMALLCAP World Fund, Inc., Class R-6	—	619,119	—	619,119	—	790	—	40,348
AMCAP Fund, Class R-6	—	1,127,848	—	1,127,848	—	390	—	40,230
EuroPacific Growth Fund, Class R-6	481,680	14,539	184,872	311,347	(588)	(806)	333	17,414
								260,237
Growth-and-income funds 43%
The Investment Company of America, Class R-6	4,377,569	1,375,770	821,919	4,931,420	6,589	2,833	3,429	193,410
International Growth and Income Fund, Class R-6	3,332,595	1,185,116	—	4,517,711	—	(158)	1,979	146,058
Capital World Growth and Income Fund, Class R-6	2,732,528	533,771	628,297	2,638,002	6,512	2,088	1,938	134,644
Washington Mutual Investors Fund, Class R-6	1,427,230	1,073,200	—	2,500,430	—	318	1,526	112,519
Fundamental Investors, Class R-6	1,294,907	95,616	544,321	846,202	(3,158)	(4,514)	1,119	50,704
								637,335
Equity-income and Balanced funds 9%
American Funds Global Balanced Fund, Class R-6	3,467,729	611,796	—	4,079,525	—	5,068	1,628	139,071
Fixed income funds 30%
U.S. Government Securities Fund, Class R-6	12,392,632	3,732,717	2,560,301	13,565,048	3,713	10,936	2,547	204,019
The Bond Fund of America, Class R-6	9,110,327	4,907,365	1,597,297	12,420,395	1,625	9,276	2,822	176,742
Capital World Bond Fund, Class R-6	2,791,805	541,460	291,575	3,041,690	254	2,163	1,152	64,575
								445,336
Total 100%					$14,947	$52,028	$19,671	$1,481,979
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds College Target Date Series — American Funds College 2033 Fund — Page 4 of 12

American Funds College 2030 Fund®
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth funds 3%	Shares	Value (000)
The Growth Fund of America, Class R-6	1,001,637	$58,295
Growth-and-income funds 42%
Washington Mutual Investors Fund, Class R-6	7,177,991	323,010
American Mutual Fund, Class R-6	6,409,817	264,021
International Growth and Income Fund, Class R-6	7,246,558	234,281
The Investment Company of America, Class R-6	2,069,234	81,155
Capital World Growth and Income Fund, Class R-6	1,059,148	54,059
		956,526
Equity-income and Balanced funds 14%
American Funds Global Balanced Fund, Class R-6	9,169,150	312,576
Fixed income funds 41%
The Bond Fund of America, Class R-6	35,188,763	500,736
U.S. Government Securities Fund, Class R-6	14,430,080	217,028
American Funds Mortgage Fund, Class R-6	11,797,451	125,171
American Funds Strategic Bond Fund, Class R6	4,841,142	57,755
Capital World Bond Fund, Class R-6	1,092,890	23,202
		923,892
Total investment securities 100% (cost: $2,115,830,000)		2,251,289
Other assets less liabilities 0%		(696)
Net assets 100%		$2,250,593
American Funds College Target Date Series — American Funds College 2030 Fund — Page 5 of 12

unaudited
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth funds 3%
The Growth Fund of America, Class R-6	1,667,355	124,544	790,262	1,001,637	$4,971	$1,126	$905	$58,295
Growth-and-income funds 42%
Washington Mutual Investors Fund, Class R-6	4,939,758	2,238,233	—	7,177,991	—	(2,572)	4,695	323,010
American Mutual Fund, Class R-6	3,642,769	2,767,048	—	6,409,817	—	(2,463)	3,901	264,021
International Growth and Income Fund, Class R-6	5,409,130	1,837,428	—	7,246,558	—	(315)	3,150	234,281
The Investment Company of America, Class R-6	3,350,088	204,073	1,484,927	2,069,234	2,199	(1,340)	1,913	81,155
Capital World Growth and Income Fund, Class R-6	1,749,283	32,262	722,397	1,059,148	4,732	(2,612)	846	54,059
								956,526
Equity-income and Balanced funds 14%
American Funds Global Balanced Fund, Class R-6	7,462,937	1,706,213	—	9,169,150	—	12,447	3,508	312,576
Fixed income funds 41%
The Bond Fund of America, Class R-6	30,045,412	8,711,280	3,567,929	35,188,763	3,517	28,456	8,588	500,736
U.S. Government Securities Fund, Class R-6	15,964,696	1,235,156	2,769,772	14,430,080	3,726	13,112	2,996	217,028
American Funds Mortgage Fund, Class R-6	11,265,520	5,621,232	5,089,301	11,797,451	3,698	2,964	1,944	125,171
American Funds Strategic Bond Fund, Class R6	—	4,841,142	—	4,841,142	—	529	—	57,755
Capital World Bond Fund, Class R-6	2,089,930	36,957	1,033,997	1,092,890	304	213	580	23,202
								923,892
Total 100%					$23,147	$49,545	$33,026	$2,251,289
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds College Target Date Series — American Funds College 2030 Fund — Page 6 of 12

American Funds College 2027 Fund®
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth-and-income funds 25%	Shares	Value (000)
American Mutual Fund, Class R-6	9,620,155	$396,254
Washington Mutual Investors Fund, Class R-6	1,600,722	72,032
International Growth and Income Fund, Class R-6	1,507,656	48,743
		517,029
Equity-income and Balanced funds 19%
The Income Fund of America, Class R-6	14,456,473	316,452
American Funds Global Balanced Fund, Class R-6	2,045,160	69,720
		386,172
Fixed income funds 56%
The Bond Fund of America, Class R-6	33,827,970	481,372
American Funds Mortgage Fund, Class R-6	25,095,569	266,264
Intermediate Bond Fund of America, Class R-6	16,496,851	234,750
American Funds Strategic Bond Fund, Class R6	8,706,160	103,865
U.S. Government Securities Fund, Class R-6	2,695,877	40,546
		1,126,797
Total investment securities 100% (cost: $1,938,853,000)		2,029,998
Other assets less liabilities 0%		(618)
Net assets 100%		$2,029,380
American Funds College Target Date Series — American Funds College 2027 Fund — Page 7 of 12

unaudited
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth-and-income funds 25%
American Mutual Fund, Class R-6	6,718,529	2,903,247	1,621	9,620,155	$3	$(6,667)	$6,343	$396,254
Washington Mutual Investors Fund, Class R-6	2,468,940	113,378	981,596	1,600,722	4,509	(9,194)	1,586	72,032
International Growth and Income Fund, Class R-6	2,281,706	32,562	806,612	1,507,656	3,577	(5,313)	1,001	48,743
								517,029
Equity-income and Balanced funds 19%
The Income Fund of America, Class R-6	8,258,709	6,197,764	—	14,456,473	—	(5,090)	6,919	316,452
American Funds Global Balanced Fund, Class R-6	3,453,079	36,288	1,444,207	2,045,160	4,760	(1,377)	1,155	69,720
								386,172
Fixed income funds 56%
The Bond Fund of America, Class R-6	31,240,441	4,599,554	2,012,025	33,827,970	1,958	29,100	8,475	481,372
American Funds Mortgage Fund, Class R-6	26,892,511	7,830,277	9,627,219	25,095,569	6,742	6,948	4,168	266,264
Intermediate Bond Fund of America, Class R-6	11,937,341	5,050,687	491,177	16,496,851	364	9,750	2,869	234,750
American Funds Strategic Bond Fund, Class R6	—	8,706,160	—	8,706,160	—	903	—	103,865
U.S. Government Securities Fund, Class R-6	5,435,588	109,370	2,849,081	2,695,877	872	2,447	724	40,546
								1,126,797
Total 100%					$22,785	$21,507	$33,240	$2,029,998
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds College Target Date Series — American Funds College 2027 Fund — Page 8 of 12

American Funds College 2024 Fund®
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth-and-income funds 13%	Shares	Value (000)
American Mutual Fund, Class R-6	7,751,012	$319,264
Equity-income and Balanced funds 12%
The Income Fund of America, Class R-6	14,216,716	311,204
Fixed income funds 75%
Intermediate Bond Fund of America, Class R-6	54,491,810	775,419
The Bond Fund of America, Class R-6	35,474,512	504,802
American Funds Mortgage Fund, Class R-6	45,029,964	477,768
American Funds Strategic Bond Fund, Class R6	12,069,250	143,986
		1,901,975
Total investment securities 100% (cost: $2,396,389,000)		2,532,443
Other assets less liabilities 0%		(805)
Net assets 100%		$2,531,638
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth-and-income funds 13%
American Mutual Fund, Class R-6	7,311,655	440,409	1,052	7,751,012	$5	$(11,123)	$5,921	$319,264
Equity-income and Balanced funds 12%
The Income Fund of America, Class R-6	13,389,015	827,701	—	14,216,716	—	(15,519)	8,666	311,204
Fixed income funds 75%
Intermediate Bond Fund of America, Class R-6	42,847,631	11,778,707	134,528	54,491,810	72	32,822	9,587	775,419
The Bond Fund of America, Class R-6	32,999,259	2,475,253	—	35,474,512	—	32,452	8,808	504,802
American Funds Mortgage Fund, Class R-6	45,835,857	9,230,521	10,036,414	45,029,964	7,653	14,794	6,945	477,768
American Funds Strategic Bond Fund, Class R6	—	12,069,250	—	12,069,250	—	1,265	—	143,986
								1,901,975
Total 100%					$7,730	$54,691	$39,927	$2,532,443
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds College Target Date Series — American Funds College 2024 Fund — Page 9 of 12

American Funds College 2021 Fund®
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth-and-income funds 2%	Shares	Value (000)
American Mutual Fund, Class R-6	1,237,936	$50,991
Equity-income and Balanced funds 2%
The Income Fund of America, Class R-6	2,325,899	50,914
Fixed income funds 96%
Intermediate Bond Fund of America, Class R-6	55,086,966	783,887
Short-Term Bond Fund of America, Class R-6	65,766,293	670,159
American Funds Mortgage Fund, Class R-6	51,301,406	544,308
American Funds Strategic Bond Fund, Class R6	8,606,990	102,681
The Bond Fund of America, Class R-6	5,871,733	83,555
		2,184,590
Total investment securities 100% (cost: $2,202,485,000)		2,286,495
Other assets less liabilities 0%		(790)
Net assets 100%		$2,285,705
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth-and-income funds 2%
American Mutual Fund, Class R-6	1,830,062	84,542	676,668	1,237,936	$(3,452)	$(2,502)	$1,323	$50,991
Equity-income and Balanced funds 2%
The Income Fund of America, Class R-6	3,426,738	169,732	1,270,571	2,325,899	(2,299)	(4,491)	1,995	50,914
Fixed income funds 96%
Intermediate Bond Fund of America, Class R-6	51,756,184	3,330,782	—	55,086,966	—	34,243	10,389	783,887
Short-Term Bond Fund of America, Class R-6	46,554,477	19,211,816	—	65,766,293	—	13,035	7,619	670,159
American Funds Mortgage Fund, Class R-6	55,345,802	5,031,564	9,075,960	51,301,406	6,554	18,247	7,902	544,308
American Funds Strategic Bond Fund, Class R6	—	8,606,990	—	8,606,990	—	952	—	102,681
The Bond Fund of America, Class R-6	11,707,852	339,837	6,175,956	5,871,733	4,514	2,782	2,454	83,555
								2,184,590
Total 100%					$5,317	$62,266	$31,682	$2,286,495
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds College Target Date Series — American Funds College 2021 Fund — Page 10 of 12

American Funds College Enrollment Fund®
Investment portfolio
July 31, 2020
unaudited
Fund investments Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	27,971,186	$398,030
Short-Term Bond Fund of America, Class R-6	38,812,782	395,502
American Funds Mortgage Fund, Class R-6	25,457,947	270,109
American Funds Strategic Bond Fund, Class R6	4,165,824	49,698
		1,113,339
Total investment securities 100% (cost: $1,080,291,000)		1,113,339
Other assets less liabilities 0%		(385)
Net assets 100%		$1,112,954
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	29,397,167	1,313,153	2,739,134	27,971,186	$157	$17,131	$5,443	$398,030
Short-Term Bond Fund of America, Class R-6	40,121,563	2,152,925	3,461,706	38,812,782	5	8,611	5,314	395,502
American Funds Mortgage Fund, Class R-6	33,680,235	1,579,620	9,801,908	25,457,947	2,872	10,366	4,383	270,109
American Funds Strategic Bond Fund, Class R6	—	4,165,824	—	4,165,824	—	446	—	49,698
Total 100%					$3,034	$36,554	$15,140	$1,113,339
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds College Target Date Series — American Funds College Enrollment Fund — Page 11 of 12

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2020, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-800-0920O-S78020	American Funds College Target Date Series — Page 12 of 12